Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
April 30, 2024
SCP-NPRT3-0624
1.815773.119
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.1%
Interactive Media & Services - 0.8%
Cars.com, Inc. (a)	1,472,364	24,603,202
Reddit, Inc.:
Class A	30,094	1,337,377
Class B	253,500	11,265,540
Yelp, Inc. (a)	469,334	18,886,000
		56,092,119
Media - 0.3%
TechTarget, Inc. (a)	635,327	17,471,493
TOTAL COMMUNICATION SERVICES		73,563,612
CONSUMER DISCRETIONARY - 13.4%
Automobile Components - 0.4%
Autoliv, Inc.	205,445	24,610,257
Broadline Retail - 0.2%
Savers Value Village, Inc. (b)	974,325	16,095,849
Diversified Consumer Services - 2.0%
Duolingo, Inc. (a)(b)	184,669	41,689,027
European Wax Center, Inc. (a)(b)	509,580	5,992,661
Grand Canyon Education, Inc. (a)	287,346	37,360,727
H&R Block, Inc.	300,762	14,204,989
Stride, Inc. (a)	213,117	14,225,560
Udemy, Inc. (a)	1,740,176	17,436,564
		130,909,528
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc. (a)	980,761	52,568,790
Cava Group, Inc. (b)	364,724	26,238,245
Dutch Bros, Inc. (a)	677,849	19,088,228
First Watch Restaurant Group, Inc. (a)(b)	520,504	13,283,262
GEN Restaurant Group, Inc. (b)	320,987	3,177,771
Kura Sushi U.S.A., Inc. Class A (a)(b)	225,055	24,774,054
Portillo's, Inc. (a)(b)	859,529	10,537,826
Red Rock Resorts, Inc.	423,325	22,487,024
Texas Roadhouse, Inc. Class A	81,100	13,039,258
United Parks & Resorts, Inc. (a)(b)	278,182	14,137,209
		199,331,667
Household Durables - 2.1%
Cavco Industries, Inc. (a)	21,398	7,793,366
Installed Building Products, Inc.	94,662	22,314,673
KB Home	390,370	25,280,361
LGI Homes, Inc. (a)	36,294	3,263,919
Lovesac (a)(b)(c)	856,102	18,988,342
SharkNinja, Inc.	509,047	32,721,541
TopBuild Corp. (a)	55,701	22,540,524
		132,902,726
Leisure Products - 0.6%
Brunswick Corp.	298,470	24,068,621
Games Workshop Group PLC	115,355	14,284,456
		38,353,077
Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	1,095,300	26,571,978
Aritzia, Inc. (a)	779,834	20,189,070
Boot Barn Holdings, Inc. (a)(b)	669,530	71,284,859
Carvana Co. Class A (a)(b)	286,974	23,795,884
Chewy, Inc. (a)(b)	52,133	781,474
Fanatics, Inc. Class A (a)(d)(e)	726,062	50,170,884
Group 1 Automotive, Inc.	42,927	12,621,397
Murphy U.S.A., Inc.	79,289	32,811,374
Valvoline, Inc. (a)	780,956	33,206,249
		271,433,169
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	431,285	53,638,915
TOTAL CONSUMER DISCRETIONARY		867,275,188
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	52,339	14,571,701
The Vita Coco Co., Inc. (a)(b)	483,553	11,721,325
		26,293,026
Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores, Inc.	23,908	7,640,519
Performance Food Group Co. (a)	334,800	22,726,224
Sprouts Farmers Market LLC (a)(b)	658,299	43,467,483
U.S. Foods Holding Corp. (a)	1,026,781	51,595,745
		125,429,971
Food Products - 0.6%
Lamb Weston Holdings, Inc.	270,807	22,569,055
Nomad Foods Ltd.	884,553	15,975,027
		38,544,082
Personal Care Products - 0.6%
elf Beauty, Inc. (a)	239,632	38,947,389
Oddity Tech Ltd. (b)	63,069	2,052,265
		40,999,654
TOTAL CONSUMER STAPLES		231,266,733
ENERGY - 5.4%
Energy Equipment & Services - 3.9%
Cactus, Inc.	782,502	38,843,399
Championx Corp.	455,193	15,280,829
Expro Group Holdings NV (a)	1,011,688	18,979,267
Liberty Oilfield Services, Inc. Class A	1,750,693	38,515,246
TechnipFMC PLC	1,350,725	34,605,575
Tidewater, Inc. (a)	313,503	28,795,251
Weatherford International PLC (a)	645,267	79,767,907
		254,787,474
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	872,394	29,670,120
Northern Oil & Gas, Inc. (b)	1,032,280	42,106,701
Range Resources Corp.	640,310	22,993,532
		94,770,353
TOTAL ENERGY		349,557,827
FINANCIALS - 4.4%
Banks - 0.5%
Pinnacle Financial Partners, Inc.	307,623	23,594,684
Starling Bank Ltd. Series D (a)(d)(e)	1,942,800	7,307,154
		30,901,838
Capital Markets - 1.9%
Houlihan Lokey	236,658	30,171,528
Perella Weinberg Partners (d)	2,039,500	30,429,340
Perella Weinberg Partners Class A (b)	485,990	7,250,971
StepStone Group, Inc. Class A	1,023,343	36,911,982
Stifel Financial Corp.	222,468	17,779,643
		122,543,464
Financial Services - 1.1%
Flywire Corp. (a)	1,240,310	25,426,355
Remitly Global, Inc. (a)	1,703,037	30,365,150
Walker & Dunlop, Inc.	174,107	15,953,424
		71,744,929
Insurance - 0.9%
Selective Insurance Group, Inc.	49,756	5,057,697
Stewart Information Services Corp.	311,170	19,295,652
The Baldwin Insurance Group, Inc. (a)	1,170,534	31,183,026
		55,536,375
TOTAL FINANCIALS		280,726,606
HEALTH CARE - 23.5%
Biotechnology - 10.9%
Absci Corp. (a)(b)	805,499	3,818,065
Allogene Therapeutics, Inc. (a)	1,571,066	4,336,142
ALX Oncology Holdings, Inc. (a)(b)	1,767,880	30,089,318
Annexon, Inc. (a)	1,335,240	6,075,342
Apogee Therapeutics, Inc.	281,133	14,140,990
Arcellx, Inc. (a)	391,391	19,577,378
Arrowhead Pharmaceuticals, Inc. (a)	869,404	19,665,918
Ascendis Pharma A/S sponsored ADR (a)	198,862	27,530,455
Astria Therapeutics, Inc. (a)	1,358,000	12,466,440
Autolus Therapeutics PLC ADR (a)	1,442,048	5,306,737
Blueprint Medicines Corp. (a)	319,957	29,224,872
Boundless Bio, Inc. (b)	32,982	326,522
Boundless Bio, Inc.	262,970	2,603,403
BridgeBio Pharma, Inc. (a)	220,812	5,657,203
Cargo Therapeutics, Inc.	640,202	12,227,858
Celldex Therapeutics, Inc. (a)	631,399	23,626,951
Crinetics Pharmaceuticals, Inc. (a)	491,780	21,549,800
Cytokinetics, Inc. (a)(b)	848,033	52,001,384
Insmed, Inc. (a)	1,100,213	27,197,265
Janux Therapeutics, Inc. (a)(b)	646,325	36,840,525
Keros Therapeutics, Inc. (a)	376,961	21,256,831
Legend Biotech Corp. ADR (a)	193,904	8,481,361
Madrigal Pharmaceuticals, Inc. (a)(b)	103,222	21,059,352
Merus BV (a)(b)	186,309	8,367,137
Monte Rosa Therapeutics, Inc. (a)	622,600	3,312,232
Moonlake Immunotherapeutics (a)(b)	144,731	5,920,945
Morphic Holding, Inc. (a)	357,893	9,759,742
Nuvalent, Inc. Class A (a)	485,478	33,439,725
ORIC Pharmaceuticals, Inc. (a)(b)	1,280,893	11,310,285
Oruka Therapeutics, Inc. (d)(e)(f)	613,646	3,645,180
Repligen Corp. (a)	73,188	12,017,470
Revolution Medicines, Inc. (a)	129,330	4,821,422
Spyre Therapeutics, Inc. (a)(b)	387,063	12,784,691
Tango Therapeutics, Inc. (a)(b)	1,253,566	9,652,458
Tyra Biosciences, Inc. (a)(b)	769,071	13,151,114
Tyra Biosciences, Inc. (d)	457,928	7,830,569
Vaxcyte, Inc. (a)	748,091	45,296,910
Vericel Corp. (a)	808,688	37,094,519
Viking Therapeutics, Inc. (a)(b)	580,801	46,220,144
Viridian Therapeutics, Inc. (a)	780,411	10,348,250
Xenon Pharmaceuticals, Inc. (a)	350,911	14,264,532
Zentalis Pharmaceuticals, Inc. (a)	736,857	8,149,638
		702,447,075
Health Care Equipment & Supplies - 4.7%
Atricure, Inc. (a)	524,526	12,651,567
Glaukos Corp. (a)	483,624	46,427,904
Inspire Medical Systems, Inc. (a)	101,986	24,645,937
Integer Holdings Corp. (a)	202,219	22,573,707
Lantheus Holdings, Inc. (a)	226,762	15,088,743
Masimo Corp. (a)	193,451	26,001,749
NeuroPace, Inc. (a)	189,296	2,458,955
Nyxoah SA (a)(b)	23,305	242,605
Penumbra, Inc. (a)	93,799	18,428,690
PROCEPT BioRobotics Corp. (a)(b)	624,642	33,093,533
Pulmonx Corp. (a)	1,492,119	11,355,026
RxSight, Inc. (a)	485,208	25,293,893
TransMedics Group, Inc. (a)(b)	709,768	66,810,462
		305,072,771
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	393,677	29,108,477
agilon health, Inc. (a)	2,064,340	11,353,870
BrightSpring Health Services, Inc. (b)	1,451,414	15,515,616
HealthEquity, Inc. (a)	495,448	39,095,802
Hims & Hers Health, Inc. (a)	1,284,709	16,097,404
Molina Healthcare, Inc. (a)	66,279	22,674,046
Option Care Health, Inc. (a)	484,035	14,467,806
Pennant Group, Inc. (a)	129,163	2,700,798
Privia Health Group, Inc. (a)	807,815	14,863,796
Progyny, Inc. (a)	1,263,040	40,493,062
Surgery Partners, Inc. (a)	959,562	23,941,072
The Ensign Group, Inc.	348,049	41,195,080
		271,506,829
Health Care Technology - 0.4%
Evolent Health, Inc. Class A (a)	564,217	15,651,380
Schrodinger, Inc. (a)(b)	338,464	8,251,752
		23,903,132
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	316,111	9,255,730
Charles River Laboratories International, Inc. (a)	121,366	27,792,814
Medpace Holdings, Inc. (a)	118,566	46,045,106
Veterinary Emergency Group LLC Class A (a)(d)(e)(g)	190,561	10,183,580
		93,277,230
Pharmaceuticals - 1.9%
Alto Neuroscience, Inc. (b)	429,665	6,664,104
Edgewise Therapeutics, Inc. (a)	1,352,227	24,258,952
Enliven Therapeutics, Inc. (a)(b)	604,976	10,520,533
Enliven Therapeutics, Inc. (d)	266,907	4,641,513
Intra-Cellular Therapies, Inc. (a)	609,721	43,784,065
Pharvaris BV (a)(b)	729,999	17,950,675
Structure Therapeutics, Inc. ADR (a)	199,901	7,884,095
Terns Pharmaceuticals, Inc. (a)	1,967,377	9,935,254
		125,639,191
TOTAL HEALTH CARE		1,521,846,228
INDUSTRIALS - 21.5%
Aerospace & Defense - 0.2%
BWX Technologies, Inc.	126,583	12,122,854
Loar Holdings, Inc. (b)	6,500	340,080
		12,462,934
Building Products - 4.1%
AAON, Inc. (b)	341,895	32,168,901
AZZ, Inc.	627,548	44,951,263
CSW Industrials, Inc.	98,227	23,340,700
Fortune Brands Innovations, Inc.	256,992	18,786,115
Simpson Manufacturing Co. Ltd.	326,309	56,741,872
Tecnoglass, Inc. (b)	734,166	40,782,921
The AZEK Co., Inc. (a)	521,666	23,808,836
UFP Industries, Inc.	196,935	22,194,575
		262,775,183
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	1,356,220	23,666,039
The GEO Group, Inc. (a)(b)	1,092,697	16,237,477
		39,903,516
Construction & Engineering - 3.0%
Comfort Systems U.S.A., Inc.	139,003	43,008,918
Dycom Industries, Inc. (a)	152,555	21,360,751
EMCOR Group, Inc.	93,616	33,436,827
Fluor Corp. (a)	1,316,527	53,095,534
Sterling Construction Co., Inc. (a)	412,387	41,898,519
		192,800,549
Electrical Equipment - 2.2%
Acuity Brands, Inc.	140,783	34,956,419
Atkore, Inc.	133,639	23,426,917
Nextracker, Inc. Class A (a)	653,476	27,962,238
nVent Electric PLC	517,024	37,261,920
Prysmian SpA	316,768	17,301,645
		140,909,139
Machinery - 3.7%
Crane Co.	271,860	38,063,119
ESAB Corp.	273,082	28,913,922
Federal Signal Corp.	413,014	33,578,038
Gates Industrial Corp. PLC (a)	859,932	15,152,002
ITT, Inc.	310,498	40,159,811
Mueller Industries, Inc.	674,400	37,645,008
Terex Corp.	604,790	33,898,480
Timken Co.	178,292	15,907,212
		243,317,592
Marine Transportation - 0.4%
Kirby Corp. (a)	222,854	24,320,057
Professional Services - 3.6%
CACI International, Inc. Class A (a)	114,198	45,933,862
CBIZ, Inc. (a)	301,966	21,493,940
ExlService Holdings, Inc. (a)	1,594,876	46,251,404
ICF International, Inc.	187,215	27,013,252
Insperity, Inc.	365,216	37,591,683
KBR, Inc.	409,199	26,573,383
UL Solutions, Inc. Class A	106,800	3,748,680
Verra Mobility Corp. (a)	1,015,131	23,936,789
		232,542,993
Trading Companies & Distributors - 3.7%
Alligo AB (B Shares)	888,549	10,449,344
Applied Industrial Technologies, Inc.	502,580	92,097,785
FTAI Aviation Ltd.	1,202,333	84,415,800
GMS, Inc. (a)	268,513	24,842,823
Herc Holdings, Inc.	78,819	11,273,482
Xometry, Inc. (a)(b)	945,405	16,894,387
		239,973,621
TOTAL INDUSTRIALS		1,389,005,584
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	245,041	10,722,994
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries, Inc.	249,377	23,900,292
Crane NXT Co.	381,935	23,225,467
Fabrinet (a)	214,824	37,179,590
Insight Enterprises, Inc. (a)	246,989	45,092,782
TD SYNNEX Corp.	576,720	67,960,685
Vontier Corp.	1,238,968	50,339,270
		247,698,086
IT Services - 0.9%
Wix.com Ltd. (a)	467,829	55,610,833
Semiconductors & Semiconductor Equipment - 3.7%
Allegro MicroSystems LLC (a)	1,079,644	32,054,630
Lattice Semiconductor Corp. (a)	238,223	16,342,098
MACOM Technology Solutions Holdings, Inc. (a)	488,478	49,800,332
Nova Ltd. (a)	307,170	52,188,183
Onto Innovation, Inc. (a)	210,529	39,051,024
Rambus, Inc. (a)	641,875	35,187,588
Veeco Instruments, Inc. (a)	342,707	12,111,265
		236,735,120
Software - 9.2%
Alarm.com Holdings, Inc. (a)	369,389	24,564,369
Algolia, Inc. (a)(d)(e)	234,640	3,742,508
Alkami Technology, Inc. (a)	950,636	22,881,809
CommVault Systems, Inc. (a)	216,298	22,164,056
Convoy, Inc. warrants (a)(d)(e)	59,855	1
CyberArk Software Ltd. (a)	86,120	20,604,210
DoubleVerify Holdings, Inc. (a)(b)	549,934	16,113,066
Dynatrace, Inc. (a)	556,143	25,198,839
Five9, Inc. (a)	444,114	25,567,643
GitLab, Inc. (a)	151,673	7,958,282
Intapp, Inc. (a)	449,914	13,911,341
JFrog Ltd. (a)(b)	1,226,087	48,896,350
Lightspeed Commerce, Inc. (a)(b)	39,186	512,553
Lumine Group, Inc. (a)	494,600	13,548,372
MicroStrategy, Inc. Class A (a)(b)	66,239	70,546,522
nCino, Inc. (a)	874,827	25,509,955
Procore Technologies, Inc. (a)	147,684	10,104,539
PROS Holdings, Inc. (a)	1,024,825	33,563,019
Rapid7, Inc. (a)	599,518	26,858,406
Rubrik, Inc. (b)	17,000	544,340
Semrush Holdings, Inc. (a)	1,346,856	16,485,517
Sprout Social, Inc. (a)(b)	677,079	34,158,636
SPS Commerce, Inc. (a)	78,074	13,574,726
TECSYS, Inc.	704,100	19,813,921
Tenable Holdings, Inc. (a)	1,137,174	51,138,715
Varonis Systems, Inc. (a)	857,048	37,495,850
Vertex, Inc. Class A (a)	445,100	12,965,763
		598,423,308
Technology Hardware, Storage & Peripherals - 2.8%
IonQ, Inc. (a)(b)	277,931	2,376,310
Super Micro Computer, Inc. (a)	211,339	181,497,931
		183,874,241
TOTAL INFORMATION TECHNOLOGY		1,333,064,582
MATERIALS - 3.5%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	482,307	15,163,732
Cabot Corp.	463,276	42,264,669
Element Solutions, Inc.	876,450	20,272,289
Orion SA	1,068,639	25,283,999
		102,984,689
Construction Materials - 0.8%
Eagle Materials, Inc.	195,101	48,913,772
Metals & Mining - 1.1%
ATI, Inc. (a)	1,199,713	71,622,866
TOTAL MATERIALS		223,521,327
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Ryman Hospitality Properties, Inc.	418,581	44,151,924
Terreno Realty Corp.	266,800	14,500,580
		58,652,504
Real Estate Management & Development - 0.2%
Compass, Inc. (a)	4,745,749	14,949,109
TOTAL REAL ESTATE		73,601,613
TOTAL COMMON STOCKS (Cost $5,098,289,175)		6,343,429,300

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Bright Peak Therapeutics, Inc. Series B (a)(d)(e)	1,079,522	1,792,007
Caris Life Sciences, Inc. Series D (a)(d)(e)	780,603	1,951,508
Endeavor BioMedicines, Inc. Series C (d)(e)	556,156	3,628,695
LifeMine Therapeutics, Inc. Series C (a)(d)(e)	2,048,403	3,871,482
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	2,370,360	6,802,933
Series B1 (a)(d)(e)	1,264,171	4,083,272
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,097,257	4,037,906
Treeline Biosciences Series A (a)(d)(e)	115,000	941,850
		27,109,653
Health Care Technology - 0.1%
Wugen, Inc. Series B (a)(d)(e)	326,496	1,736,959
TOTAL HEALTH CARE		28,846,612
INDUSTRIALS - 0.6%
Construction & Engineering - 0.6%
Beta Technologies, Inc.:
Series A (a)(d)(e)	278,129	30,869,538
Series B, 6.00% (a)(d)(e)	85,106	10,635,697
		41,505,235
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Astranis Space Technologies Corp.:
Series C (a)(d)(e)	557,717	7,211,281
Series C Prime (d)(e)	87,241	1,128,026
Series D (d)(e)	139,151	1,299,670
		9,638,977
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	4,061,223
Series F (a)(d)(e)	127,716	753,524
		4,814,747
Software - 0.2%
Algolia, Inc. Series D (a)(d)(e)	53,800	858,110
Convoy, Inc. Series D (a)(d)(e)	913,444	9
Mountain Digital, Inc. Series D (a)(d)(e)	729,676	11,426,726
Skyryse, Inc. Series B (a)(d)(e)	62,100	1,256,904
		13,541,749
TOTAL INFORMATION TECHNOLOGY		27,995,473
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $127,938,085)		98,347,320

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (d)(e) (Cost $398,614)	398,614	0

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	53,829,831	53,840,597
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	383,782,866	383,821,244
TOTAL MONEY MARKET FUNDS (Cost $437,661,841)		437,661,841

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $5,664,287,715)	6,879,438,461
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(412,976,141)
NET ASSETS - 100.0%	6,466,462,320

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $216,298,049 or 3.3% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	6,862,059

Algolia, Inc. Series D	7/23/21	1,573,384

Astranis Space Technologies Corp. Series C	3/19/21	12,225,675

Astranis Space Technologies Corp. Series C Prime	4/05/23	1,912,404

Astranis Space Technologies Corp. Series D	4/25/24	1,300,004

Beta Technologies, Inc. Series A	4/09/21	20,378,512

Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386

Bright Peak Therapeutics, Inc. Series B	5/14/21	4,216,613

Caris Life Sciences, Inc. Series D	5/11/21	6,322,884

Convoy, Inc. Series D	10/30/19	12,368,032

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	398,614

Endeavor BioMedicines, Inc. Series C	4/22/24	3,628,695

Enliven Therapeutics, Inc.	3/19/24	3,736,698

Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757

Mountain Digital, Inc. Series D	11/05/21	16,757,228

Oruka Therapeutics, Inc.	4/03/24	3,645,180

Perella Weinberg Partners	12/29/20	20,395,000

Skyryse, Inc. Series B	10/21/21	1,532,626

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Tyra Biosciences, Inc.	2/02/24	5,957,644

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,365,460

Wugen, Inc. Series B	7/09/21	2,531,944

Yanka Industries, Inc. Series E	5/15/20	10,504,568

Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21	1,265,549,381	1,211,705,155	1,863,958	(3,650)	-	53,840,597	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	347,027,293	1,438,151,229	1,401,357,278	1,673,450	-	-	383,821,244	1.4%
Total	347,027,314	2,703,700,610	2,613,062,433	3,537,408	(3,650)	-	437,661,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Lovesac	32,183,727	4,087,743	8,786,421	-	(15,272,089)	6,775,382	18,988,342
Total	32,183,727	4,087,743	8,786,421	-	(15,272,089)	6,775,382	18,988,342

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.